Lease Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Lease Liabilities
NOTE 10. LEASE LIABILITIES

	June 30, 2022	December 31, 2021
Balance, January 1	$57,014	$61,926
Additions	2,940	9,721
Lease interest	1,361	3,029
Payments made against lease liabilities	(8,692)	(17,244)
Currency translation effects and other	338	(418)

Closing balance	$52,961	$57,014

Current portion of lease liabilities	$13,127	$13,906
Non-current portion of lease liabilities	39,834	43,108

	$52,961	$57,014

In addition to the lease payments made above, during the three and six months ended June 30, 2022, the Company paid $0.2 million and $0.3 million (June 30, 2021 – less than $0.1 million and $0.1 million) relating to short-term and low-value
leases which were expensed as incurred. During the three and six months ended June 30, 2022, the Company also paid $0.4 million and $0.8 million (June 30, 2021 – $0.5 million and $1.0 million) in variable lease payments not included in the measurement of lease liabilities, of which $0.3 million and $0.6 million (June 30, 2021 – $0.3 million and $0.5 million) was included in COGS and $0.1 million and $0.2 million (June 30, 2021 – $0.2 million and $0.5 million) was included in SG&A. Interest expense on lease liabilities was $0.7 million and $1.4 million for the three and six months ended June 30, 2022 (June 30, 2021 – $0.8 million and $1.6 million). Total cash outflow for leases for the three and six months ended June 30, 2022 was $5.1 million and $9.7 million (June 30, 2021 – $4.5 million and $9.1 million).
Future minimum lease payments under

non-cancellable

leases were as follows:

June 30, 2022
2022	$7,733
2023	12,006
2024	8,852
2025	6,738
2026	4,870
Thereafter	22,911

$63,110
Less:
Imputed interest	10,030
Short-term leases	113
Low-value leases	6

$52,961

NOTE 19. LEASE LIABILITIES

December 31,	2021	2020
Balance, January 1	$61,926	$67,000
Additions	9,721	8,065
Lease interest	3,029	3,371
Payments made against lease liabilities	(17,244)	(16,141)
Currency translation effects and other	(418)	(369)

Closing balance	$57,014	$61,926

Current portion of lease liabilities	$13,906	$14,693
Non-current portion of lease liabilities	43,108	47,233

	$57,014	$61,926

In addition to the lease payments made above, during the year ended December 31, 2021, the Company paid $0.3 million (December 31, 2020 – $1.0 million; December 31, 2019 – $1.7 million) relating to short-term and low-value
leases which were expensed as incurred. During year ended December 31, 2021, the Company also paid $3.0 million (December 31, 2020 – $1.6 million; December 31, 2019 – $1.7 million) in variable lease payments not included in the measurement of lease liabilities, of which $1.8 million (December 31, 2020 – $0.7 million; December 31, 2019 – $0.4 million) was included in cost of goods sold and $1.2 million (December 31, 2020 – $0.9 million; December 31, 2019 – $1.3 million) was included in selling and administrative expenses. Interest expense on lease liabilities was $3.0 million for the year ended December 31, 2021 (December 31, 2020 – $3.4 million; December 31, 2019 – $2.6 million). Total cash outflow for leases for the year ended December 31, 2021 was $20.5 million (December 31, 2020 – $18.7 million; December 31, 2019 – $19.1 million).
Future minimum lease payments under
non-cancellable
leases is as follows:

December 31, 2021
2022	$15,448
2023	11,167
2024	8,192
2025	6,313
2026	4,561
Thereafter	22,817

$68,498
Less:
Imputed interest	11,273
Short-term leases	165
Low-value leases	46

$57,014